Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted net loss per share (in Dollars per share)	$ (0.48)	$ (0.37)	$ (0.96)
Weighted average number of Ordinary Shares used in computing diluted net loss per share	2,578,760	2,578,760	2,574,814